LEASE - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease expenses	¥ 155,287	¥ 53,165	¥ 13,965
Leases that have not yet commenced	As of December 31, 2020, the Group did not have additional operating leases that have not yet commenced.
Financing lease	As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease.